Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets	Dec. 31, 2023
Franchise Rights [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Finite Lived Intangible Asset Useful Life	2 years
Land Use Right [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Finite Lived Intangible Asset Useful Life	50 years